Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2023
Prospectus Date	rr_ProspectusDate	Jan. 30, 2023
UPHOLDINGS Compound Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	UPHOLDINGS® Compound Kings ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The UPHOLDINGS® Compound Kings ETF (the “Fund”) seeks to provide long-term capital growth. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing in securities that the Fund’s portfolio managers believe offer the most attractive risk and return potential. The Fund’s investment adviser, Empowered Funds, LLC (the “Adviser”) has engaged Upholdings Group LLC (“Upholdings”) as investment sub-adviser to support the management of the Fund. Upholdings selects investments for the Fund’s portfolio based on its own proprietary research.

The Fund’s Investment Strategy

The Fund generally invests in securities that Upholdings believes have the potential to compound at a higher rate than the S&P 500 Index over multi-year periods. In most cases, Upholdings identifies companies that have been reinvesting their own cash flow at above average rates of return. If, based on Upholding’s analysis, the shares of a particular company are trading at a fair level compared to Upholding’s estimate of the company’s intrinsic value, Upholdings will generally recommend that the Fund purchase that company’s shares. To calculate intrinsic value, Upholdings constructs long-term financial models to estimate cashflow generation and the resulting shareholder value. To do so, Upholdings uses an array of publicly available data - earnings call transcripts, publicly disclosed financials, and industry consultants. Upholdings then estimates intrinsic value by discounting the estimated future value into a current valuation.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund generally anticipates holding approximately thirty (30) securities.

As of September 30, 2022, the Fund had significant exposure to the Information Technology sector (60.2%) and Communication Services sector (23.0%).

The Fund may sell securities for a variety of reasons, such as to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Additionally, the Fund may, from time to time, deviate from the foregoing investment process if Upholdings believes a particular security has the potential to increase in value based on unique circumstances.

The Fund currently plans to invest at least 60% of its total net assets in equity securities of companies of medium and large market capitalizations located in the United States. The Fund will also invest in other international markets, including emerging markets.

In addition to securities of operating companies, Upholdings may recommend that the Fund invest in real estate investment trusts (REITs), convertible securities, preferred stocks, and exchange-traded funds (ETFs). When doing so, Upholdings follows the same research process: determine how much cash the entities can generate and whether there are opportunities for management to continue to reinvest at above average rates of return. The Fund may also hold U.S. government securities, bonds, cash, and cash equivalents for defensive purposes and during periods when Upholdings is unable to identify securities that meet its investment criteria. Absent unusual market conditions, the Fund does not intend to maintain large cash balances for prolonged periods.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. Preferred stock is a class of stock that pays dividends before common stock dividend payments are made and may be convertible to common stock. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ETFs may include both actively- and passively-managed ETFs. In addition to U.S. government securities, bonds may include a broad array of short-, medium-, and long-term obligations issued by corporate and private issuers of various types. Cash equivalents may include commercial paper and short-term debt instruments.

The Fund may also invest, to a lesser extent, in privately offered securities to seek to achieve its investment objectives subject to the limitations of the Investment Company Act of 1940 (the “1940 Act”) and regulations thereunder. Privately offered securities often are illiquid and may be difficult to value, as more fully described below.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Adviser’s or Upholding’s success or failure in implementing the Fund’s investment strategy.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Information Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to miss opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Illiquid Securities Risk. The portfolio managers may not be able to sell illiquid securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers in particular, are subject to greater liquidity risk.

ETF Risks

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the NYSE, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Mid-Capitalization Companies Risk. Investing in securities of medium- capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart and table reflect changes in the Fund’s performance from year to year over the periods indicated and show how the Fund’s average annual total returns for the periods indicated compare to those of a relevant market index. Updated performance information is also available by calling 215-882-9983 or visiting the Fund’s website at https://kngsetf.com.

The Fund is the accounting successor to a private fund, namely, the Flagship Fund, a series of Upholdings Funds LLC (the “Predecessor Fund”), which was managed in a manner substantially similar to the Fund. It was managed by Robert Cantwell since its inception. Mr. Cantwell is the Founder of Upholdings and is a portfolio manager to the Fund.

Performance shown in the bar chart and table for periods prior to December 30, 2020 is that of the Predecessor Fund and is not the performance of the Fund. The return information for the Predecessor Fund was calculated using the methodology the SEC requires of registered investment companies. However, since the Predecessor Fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the Predecessor Fund’s nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.

Prior to the commencement of the Fund’s operations on December 30, 2020, the Fund operated as the Predecessor Fund, a private fund that had the same fee schedule as the Fund since the Predecessor Fund’s inception on March 1, 2019. The Predecessor Fund was not registered under the 1940 Act. The Fund’s objectives, policies, guidelines, and restrictions are, in all material respects, equivalent to those of the Predecessor Fund, which was created for reasons unrelated to the establishment of a performance record. As part of the Predecessor Fund’s reorganization into the Fund, the Fund assumed the NAV and performance history of the Predecessor Fund. The Predecessor Fund was the sole account managed by Upholdings.

The primary drivers of the Predecessor Fund’s outperformance of the S&P 500 Index, its benchmark index, included a lack of exposure to energy and banking industries in the S&P 500 (which suffered during 2020), successful tactical adjustments to the portfolio to seek to avoid losses, and the performance of four specific securities. The then-recent growth rate in the stock market helped to produce short-term returns that are not typical, and have not continued at the same level, and appear unlikely to continue at the same level. In addition, there are no assurances that the drivers of historical Predecessor Fund outperformance will be drivers of outperformance in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table reflect changes in the Fund’s performance from year to year over the periods indicated and show how the Fund’s average annual total returns for the periods indicated compare to those of a relevant market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	215-882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://kngsetf.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 42.24% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.04% (quarter ended June 30, 2022).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is the S&P 500 Index, which is a market-capitalization weighted index of the 500 largest U.S. publicly traded companies. Index returns reflect the reinvestment of income, dividends and capital gains, if any. Unlike the Predecessor Fund (and the Fund), an index does not incur fees or expenses. An index is unmanaged and it is not possible to invest directly in an index.

UPHOLDINGS Compound Kings ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
UPHOLDINGS Compound Kings ETF | UPHOLDINGS Compound Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 795
Annual Return 2020	rr_AnnualReturn2020	96.81%
Annual Return 2021	rr_AnnualReturn2021	9.30%
Annual Return 2022	rr_AnnualReturn2022	(38.61%)
1 Year	rr_AverageAnnualReturnYear01	(38.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
UPHOLDINGS Compound Kings ETF | UPHOLDINGS Compound Kings ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(38.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
UPHOLDINGS Compound Kings ETF | UPHOLDINGS Compound Kings ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019

[1]	Index assumes withholding of taxes on dividends.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses. The Fund incurred 0.04% of AFFE for the period of October 1, 2021 through February 28, 2022.
[3]	Effective February 28, 2022, the Adviser contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.60% of the Fund’s average daily net assets. This agreement is in effect until January 31, 2024, and it may be terminated after the expiration date only by a majority vote of the “non-interested” trustees. The expense table has been restated to reflect the fee waiver agreement.